UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

Commonwealth Australia/New Zealand Fund

Schedule of Investments (Unaudited)

July 31, 2017

Shares		Fair Value
Common Stocks — 90.9%
Australia — 17.9%
Biotechnology — 2.3%
2,500	CSL Ltd.	$251,940
20,000	Sirtex Medical Ltd.	257,378

		509,318

Diversified Chemicals — 0.1%
50,000	Alexium International Group Ltd. *	19,795

Diversified Support Services — 0.8%
25,205	Brambles Ltd.	186,271

Education Services — 0.9%
63,184	G8 Education Ltd.	191,528

Gas Utilities — 0.9%
30,000	APA Group	206,830

Health Care Equipment — 2.1%
4,000	Cochlear Ltd.	457,010

Health Care Services — 2.2%
27,772	Sonic Healthcare Ltd.	495,112

Human Resource & Employment Services — 1.2%
20,000	SEEK Ltd.	273,534

Internet Software & Services — 0.9%
20,167	carsales.com Ltd.	199,363

Multi-Utilities & Unregulated Power — 2.3%
26,949	AGL Energy Ltd.	519,452

Oil & Gas Exploration & Production — 0.9%
8,711	Woodside Petroleum Ltd.	203,231

Property & Casualty Insurance — 2.4%
20,000	QBE Insurance Group Ltd.	189,555
31,195	Suncorp Group Ltd.	356,536

		546,091

Specialty Stores — 0.9%
200,000	Michael Hill International Ltd.	199,152

		4,006,687

New Zealand — 73.0%
Air Freight & Logistics — 7.6%
300,000	Fliway Group Ltd.	238,828
123,540	Freightways Ltd.	737,622
40,000	Mainfreight Ltd.	730,004

		1,706,454

Airport Services — 1.1%
77,917	Airwork Holdings Ltd.	255,725

Drug Retail — 0.4%
54,188	Green Cross Health Ltd.	91,568

Education Services — 2.3%
699,107	Evolve Education Group Ltd.	525,052

Electric Utilities — 4.4%
200,000	Genesis Energy Ltd.	372,512
260,777	Infratil Ltd.	605,183

		977,695

Electronic Equipment Manufacturers — 0.5%
478,802	ikeGPS Group Ltd. *	111,475

Health Care Equipment — 1.9%
51,427	Fisher & Paykel Healthcare Corp. Ltd.	423,698

Health Care Facilities — 5.4%
280,000	Arvida Group Ltd.	271,273
140,000	Ryman Healthcare Ltd.	927,375

		1,198,648

Health Care Services — 2.3%
67,163	Abano Healthcare Group Ltd.	519,549

Home Furnishing Retail — 2.5%
183,520	Briscoe Group Ltd.	559,588

Hotels, Resorts & Cruise Lines — 1.2%
125,000	Millennium & Copthorne Hotels New Zealand Ltd.	259,106

Industrial Machinery — 0.9%
150,000	Skellerup Holdings Ltd.	189,260

Marine Ports & Services — 21.1%
81,425	Marsden Maritime Holdings Ltd.	290,476
75,000	Port of Tauranga Ltd.	263,613
970,540	South Port New Zealand Ltd.	4,172,994

		4,727,083

Oil & Gas Refining, Marketing & Transportation — 2.9%
345,157	New Zealand Refining Co., Ltd.	640,284

Packaged Foods & Meats — 3.5%
93,406	Sanford Ltd.	508,594
300,000	Tegel Group Holdings Ltd.	281,637

		790,231

Personal Products — 2.3%
50,000	Comvita Ltd.	228,690
140,000	Trilogy International Ltd.	279,685

		508,375

Property & Casualty Insurance — 0.6%
200,000	TOWER Ltd. *	141,194

Reinsurance — 3.1%
255,000	CBL Corp. Ltd.	695,193

Renewable Electricity — 3.4%
150,000	Meridian Energy Ltd.	324,446
275,000	Tilt Renewables Ltd.	446,113

		770,559

Specialized Finance — 4.6%
752,706	Heartland Bank Ltd.	1,028,858

Wireless Telecommunication Services — 1.0%
415,473	TeamTalk Ltd.	224,664

		16,344,259

See accompanying notes to schedules of investments.

Total Common Stocks (Cost $12,609,522)		20,350,946

Corporate Bonds — 2.8%
New Zealand — 2.8%

Principal
Banks — 2.8%
900,000	Credit Agricole SA, 5.04%, 12/29/49 (1)(2)(3)	632,670

Total Corporate Bonds (Cost $469,023)		632,670

Short-Term Investments — 0.9%

Shares
192,243	Federated Government Obligations Fund, Institutional Class, 0.87% (4)	192,243

Total Short-Term Investments (Cost $192,243)		192,243

Total Investments (Cost $13,270,788) — 94.6%		21,175,859

Other Assets in Excess of Liabilities — 5.4%		1,217,593

Net Assets — 100.0%		$22,393,452

*	Non-income producing security.
(1)	Callable.
(2)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2017.
(3)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(4)	Rate disclosed is the seven day effective yield as of July 31, 2017.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Africa Fund

Schedule of Investments (Unaudited)

July 31, 2017

Shares		Fair Value
Common Stocks — 80.4%
Botswana — 1.0%
Food Retail — 1.0%
121,810	Choppies Enterprises Ltd.	$27,262

Egypt — 0.8%
Diversified Banks — 0.8%
5,000	Commercial International Bank Egypt SAE	23,100

South Africa — 77.1%
Agricultural Products — 1.4%
8,000	Crookes Brothers Ltd.	38,237

Airlines — 1.0%
75,165	Comair Ltd.	28,569

Apparel Retail — 0.5%
1,000	Mr. Price Group Ltd.	13,135

Asset Management & Custody Banks — 1.2%
6,500	Coronation Fund Managers Ltd.	33,691

Automotive Retail — 0.9%
15,000	Combined Motor Holdings Ltd.	25,036

Cable & Satellite — 5.6%
700	Naspers Ltd., N Shares	154,460

Coal & Consumable Fuels — 0.6%
2,000	Exxaro Resources Ltd.	16,527

Construction & Engineering — 1.5%
9,000	Murray & Roberts Holdings Ltd.	9,457
3,000	Wilson Bayly Holmes-Ovcon Ltd.	31,272

		40,729

Department Stores — 0.5%
3,046	Woolworths Holdings Ltd.	14,559

Distributors — 1.1%
2,400	Imperial Holdings Ltd. ADR	31,800

Diversified Banks — 10.7%
2,850	Capitec Bank Holdings Ltd.	185,903
3,000	Nedbank Group Ltd.	49,860
4,800	Standard Bank Group Ltd. ADR	60,576

		296,339

Environmental & Facilities Services — 1.7%
800,000	Interwaste Holdings Ltd. *	47,340

Food Distributors — 2.7%
3,167	Bid Corp. Ltd.	76,006

Food Retail — 3.0%
5,400	Shoprite Holdings Ltd. ADR	83,538

Gold — 1.4%
2,000	AngloGold Ashanti Ltd. ADR	20,040
5,000	Gold Fields Ltd. ADR	19,950

		39,990

Health Care Facilities — 1.3%
3,562	Mediclinic International Ltd.	34,780

Human Resource & Employment Services — 0.8%
20,000	Adcorp Holdings Ltd.	21,364

Industrial Conglomerates — 1.9%
4,167	Bidvest Group Ltd.	53,013

Industrial Machinery — 1.1%
11,000	Howden Africa Holdings Ltd. *	30,869

Integrated Oil & Gas — 1.7%
1,600	Sasol Ltd. ADR	48,224

Life & Health Insurance — 6.8%
50,000	Clientele Ltd.	60,314
9,000	Discovery Ltd.	95,803
20,000	MMI Holdings Ltd.	31,333

		187,450

Marine — 1.2%
35,000	Grindrod Ltd. *	32,873

Other Diversified Financial Services — 10.3%
50,000	Alexander Forbes Group Holdings Ltd.	25,719
14,300	FirstRand Ltd.	56,262
10,400	PSG Group Ltd.	204,069

		286,050

Packaged Foods & Meats — 8.0%
4,000	Astral Foods Ltd.	43,908
4,000	Pioneer Foods Group Ltd.	42,527
27,559	RCL Foods Ltd.	33,244
60,000	Sovereign Food Investments Ltd. *	59,176
1,400	Tiger Brands Ltd.	42,432

		221,287

Pharmaceuticals — 0.8%
1,000	Aspen Pharmacare Holdings Ltd.	20,959

Precious Metals & Minerals — 1.5%
800	Anglo American Platinum Ltd. *	19,585
8,000	Impala Platinum Holdings Ltd. *	21,370

		40,955

Technology Distributors — 1.2%
20,700	Alviva Holdings Ltd.	31,942

Trading Companies & Distributors — 3.1%
4,300	Barloworld Ltd.	38,687
4,000	Invicta Holdings Ltd.	16,235
12,000	Trencor Ltd.	32,046

		86,968

Trucking — 0.8%
87,364	Value Group Ltd.	22,866

Wireless Telecommunication Services — 2.8%
4,000	MTN Group Ltd. ADR	35,680

See accompanying notes to schedules of investments.

3,000	Vodacom Group Ltd.	40,528

		76,208

		2,135,764

United Kingdom — 1.1%
Retail REITs — 1.1%
4,000	Hammerson PLC	30,322

Zambia — 0.4%
Packaged Foods & Meats — 0.4%
60,000	Zambeef Products PLC *	10,886

Total Common Stocks (Cost $2,061,583)		2,227,334

Exchange-Traded Funds — 12.7%
5,550	Global X MSCI Nigeria ETF	114,496
10,340	VanEck Vectors Africa Index ETF	238,130

Total Exchange-Traded Funds (Cost $521,532)		352,626

Sovereign Bonds — 0.5%
South Africa — 0.5%

Principal
Foreign Bonds — 0.5%
200,000	South Africa Government Bond, 8.00%, 12/21/18 (1)	15,343

Total Sovereign Bonds (Cost $26,227)		15,343

Short-Term Investments — 5.2%

Shares
143,370	Federated Government Obligations Fund, Institutional Class, 0.87% (2)	143,370

Total Short-Term Investments (Cost $143,370)		143,370

Total Investments (Cost $2,752,712) — 98.8%		2,738,673

Other Assets in Excess of Liabilities — 1.2%		33,156

Net Assets — 100.0%		$2,771,829

*	Non-income producing security.
(1)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(2)	Rate disclosed is the seven day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Japan Fund

Schedule of Investments (Unaudited)

July 31, 2017

Shares		Fair Value
Common Stocks — 98.9%
Japan — 98.9%
Air Freight & Logistics — 4.1%
4,000	Kintetsu World Express, Inc.	$70,138
7,000	Yamato Holdings Co., Ltd.	140,648

		210,786

Auto Parts & Equipment — 2.3%
6,000	NGK Spark Plug Co., Ltd.	121,698

Brewers — 3.0%
7,000	Kirin Holdings Co., Ltd.	154,331

Construction & Engineering — 8.0%
33,000	Kajima Corp.	287,972
6,000	Taihei Dengyo Kaisha Ltd.	86,702
6,000	Takada Corp.	38,371

		413,045

Distributors — 1.2%
5,200	Yamae Hisano Co., Ltd.	63,207

Diversified Real Estate Activities — 3.7%
3,000	Mitsui Fudosan Co., Ltd.	68,972
4,000	Sumitomo Realty & Development Co., Ltd.	121,299

		190,271

Drug Retail — 2.5%
2,500	Sugi Holdings Co., Ltd.	127,676

Electric Utilities — 1.8%
7,000	Tohoku Electric Power Co., Inc.	95,374

Electronic Equipment & Instruments — 1.3%
10,000	Hitachi Ltd.	68,904

Food Retail — 1.0%
3,000	Maxvalu Kyushu Co., Ltd.	54,155

Health Care Equipment — 6.0%
9,000	CYBERDYNE, Inc. *	122,542
5,000	Terumo Corp.	189,360

		311,902

Health Care Supplies — 10.9%
7,500	Asahi Intecc Co., Ltd.	337,445
4,000	Hoya Corp.	225,907

		563,352

Household Products — 3.0%
6,000	Unicharm Corp.	154,000

Industrial Machinery — 4.7%
700	FANUC Corp.	143,283
28,000	Meidensha Corp.	99,565

		242,848

IT Consulting & Other Services — 2.8%
5,000	INES Corp.	47,578
1,500	Otsuka Corp.	98,376

		145,954

Leisure Products — 3.5%
2,000	Sankyo Co., Ltd.	65,675
800	Shimano, Inc.	117,416

		183,091

Life & Health Insurance — 5.4%
11,000	Dai-ichi Life Insurance Co., Ltd.	190,684
6,000	T&D Holdings, Inc.	88,824

		279,508

Marine — 1.4%
30,000	Kawasaki Kisen Kaisha Ltd.	74,565

Pharmaceuticals — 2.4%
1,200	Sosei Group Corp. *	124,855

Railroads — 13.4%
1,500	East Japan Railway Co.	140,829
4,400	Hankyu Hanshin Holdings, Inc.	157,057
13,000	Keikyu Corp.	151,061
18,000	Keio Corp.	150,871
18,000	Tobu Railway Co., Ltd.	95,356

		695,174

Regional Banks — 0.9%
4,000	Nishi-Nippon Financial Holdings, Inc.	45,065

Retail REITs — 2.1%
70	Fukuoka REIT Corp.	107,946

Soft Drinks — 2.3%
4,000	Coca-Cola West Co., Ltd.	120,827

Specialized Finance — 1.9%
13,000	Kyushu Leasing Service Co., Ltd.	100,236

Specialty Chemicals — 1.0%
3,000	JSR Corp.	53,012

Tires & Rubber — 3.3%
10,000	Sumitomo Rubber Industries Ltd.	173,803

Trading Companies & Distributors — 2.0%
16,000	Marubeni Corp.	106,139

Trucking — 3.0%
7,200	Daiichi Koutsu Sangyo Co., Ltd.	60,414
15,000	Nippon Express Co., Ltd.	95,927

		156,341

Total Common Stocks (Cost $2,998,705)		5,138,065

Short-Term Investments — 0.5%
25,070	Federated Government Obligations Fund, Institutional Class, 0.87% (1)	25,070

Total Short-Term Investments (Cost $25,070)		25,070

Total Investments (Cost $3,023,775) — 99.4%		5,163,135

Other Assets in Excess of Liabilities — 0.6%		30,067

Net Assets — 100.0%		$5,193,202

*	Non-income producing security.
(1)	Rate disclosed is the seven day effective yield as of July 31, 2017.

REIT – Real Estate Investment Trust

The industries shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Global Fund

Schedule of Investments (Unaudited)

July 31, 2017

Shares		Fair Value
Common Stocks — 92.7%
Bermuda — 1.4%
Reinsurance — 1.4%
20,000	Maiden Holdings Ltd.	$222,000

Chile — 2.4%
Brewers — 2.4%
14,401	Cia Cervecerias Unidas SA ADR	383,211

Denmark — 1.9%
Diversified Banks — 1.9%
15,000	Danske Bank A/S ADR	305,250

France — 3.0%
Diversified Chemicals — 3.0%
4,130	Arkema SA ADR	469,374

Germany — 3.0%
Industrial Conglomerates — 3.0%
7,000	Siemens AG ADR	474,740

India — 2.4%
Diversified Banks — 2.4%
4,000	HDFC Bank Ltd. ADR	387,120

Israel — 4.2%
Application Software — 2.6%
5,500	NICE-Systems Ltd. ADR	410,630

Pharmaceuticals — 1.6%
8,000	Teva Pharmaceutical Industries Ltd. ADR	257,360

		667,990

Japan — 6.4%
Consumer Electronics — 1.3%
5,000	Sony Corp. ADR	205,350

Electrical Components & Equipment — 2.6%
15,000	Nidec Corp. ADR	415,200

Tires & Rubber — 2.5%
19,000	Bridgestone Corp.	398,430

		1,018,980

Mexico — 2.5%
Broadcasting & Cable TV — 2.5%
15,000	Grupo Televisa SA ADR	399,300

Norway — 2.2%
Multi-Line Insurance — 2.2%
20,000	Gjensidige Forsikring ASA ADR	343,000

Panama — 1.2%
Airlines — 1.2%
1,500	Copa Holdings SA, Class A	188,190

South Africa — 2.3%
Food Retail — 2.3%
24,000	Shoprite Holdings Ltd. ADR	371,280

Switzerland — 5.4%
Packaged Foods & Meats — 3.0%
5,750	Nestle SA ADR	484,667

Pharmaceuticals — 2.4%
12,000	Roche Holding AG ADR	380,436

		865,103

United Kingdom — 14.6%
Distillers & Vintners — 2.3%
2,800	Diageo PLC ADR	365,596

Integrated Oil & Gas — 2.8%
12,599	BP PLC ADR	442,729

Life & Health Insurance — 1.9%
15,125	Old Mutual PLC ADR	313,460

Packaged Foods & Meats — 3.3%
9,000	Unilever NV	523,530

Pharmaceuticals — 3.2%
8,000	AstraZeneca PLC ADR	241,440
6,500	GlaxoSmithKline PLC ADR	263,380

		504,820

Publishing — 1.1%
20,000	Pearson PLC ADR	172,000

		2,322,135

United States — 39.8%
Biotechnology — 2.2%
2,750	United Therapeutics Corp. *	353,100

Communications Equipment — 2.1%
30,000	KVH Industries, Inc. *	327,000

Construction & Engineering — 0.3%
1,500	AECOM *	47,850

Construction Machinery & Heavy Trucks — 3.0%
18,000	Miller Industries, Inc.	469,800

Diversified Banks — 2.8%
8,161	Wells Fargo & Co.	440,204

Gas Utilities — 1.2%
3,000	Northwest Natural Gas Co.	189,300

Hardware, Storage & Peripherals — 2.5%
9,000	NetApp, Inc.	390,780

Health Care Facilities — 1.9%
5,000	LifePoint Health, Inc. *	297,000

Health Care Supplies — 1.9%
5,000	Dentsply Sirona, Inc.	310,150

Household Products — 2.0%
3,500	Procter & Gamble Co./The	317,870

Industrial Machinery — 1.5%
10,000	Briggs & Stratton Corp.	234,200

Integrated Oil & Gas — 1.7%
2,500	Chevron Corp.	272,975

See accompanying notes to schedules of investments.

Life Sciences Tools & Services — 2.2%
2,000	Thermo Fisher Scientific, Inc.	351,060

Multi-Line Utilities & Unregulated Power — 2.3%
8,000	Public Service Enterprise Group, Inc. (1)	359,760

Oil & Gas Equipment & Services — 1.6%
6,000	Halliburton Co.	254,640

Packaged Foods & Meats — 2.0%
3,000	Cal-Maine Foods, Inc.	114,450
8,600	Pilgrim’s Pride Corp. *	208,894

		323,344

Railroads — 3.4%
2,250	Genesee & Wyoming, Inc., Class A *	146,610
3,500	Norfolk Southern Corp.	394,030

		540,640

Regional Banks — 0.9%
8,000	Umpqua Holdings Corp.	148,320

Reinsurance — 1.7%
14,000	Blue Capital Reinsurance Holdings Ltd.	270,200

Semiconductors — 2.6%
4,000	Skyworks Solutions, Inc.	419,480

		6,317,673

Total Common Stocks (Cost $10,552,626)		14,735,346

Call Options Purchased — 1.4%
United States — 1.4%

Contracts
30	Apple, Inc., Strike Price: $90, Expiration 1/19/18 *	175,950
35	Intel Corp., Strike Price: $28, Expiration 1/18/19 *	28,000
15	Microsoft Corp., Strike Price: $67.50, Expiration 1/18/19 *	15,150

Total Call Options Purchased (Cost $103,569)		219,100

Short-Term Investments — 6.1%

Shares
961,864	Federated Government Obligations Fund, Class Institutional, 0.87% (2)	961,864

Total Short-Term Investments (Cost $961,864)		961,864

Total Investments (Cost $11,618,059) — 100.2%		15,916,310

Liabilities in Excess of Other Assets — (0.2)%		(25,127)

Net Assets — 100.0%		$15,891,183

*	Non-income producing security.
(1)	Subject to call options written.
(2)	Rate disclosed is the seven day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

PLC — Public Limited Company

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

Schedule of Written Options – July 31, 2017 (Unaudited)

Written Call Options — (0.1%)
Contracts		Fair Value
(80)	Public Service Enterprise Group, Inc., Strike Price: $45, Expiration 12/15/17	$(11,200)

Total Written Call Options (Premiums Received $10,956)		$(11,200)

See accompanying notes to schedules of investments.

Commonwealth Real Estate Securities Fund

Schedule of Investments (Unaudited)

July 31, 2017

Shares		Fair Value
Common Stocks — 97.8%
Airport Services — 2.6%
1,300	Grupo Aeroportuario del Sureste SAB de CV ADR	$276,315

Alternative Carriers — 0.9%
3,000	Zayo Group Holdings, Inc. *	98,370

Building Products — 2.7%
1,700	Lennox International, Inc.	290,700

Construction & Engineering — 2.8%
2,000	Kajima Corp. ADR	175,320
30,000	Stuart Olson, Inc.	128,550

		303,870

Construction Materials — 9.2%
1,650	Boral Ltd. ADR	35,855
28,775	Cemex SAB de CV ADR *	279,405
25,000	James Hardie Industries PLC ADR	385,250
2,500	Summit Materials, Inc., Class A *	71,100
1,800	Vulcan Materials Co.	221,616

		993,226

Diversified Real Estate Activities — 1.5%
11,900	Lend Lease Group ADR	160,650

Diversified REITs — 7.2%
7,600	STORE Capital Corp.	177,764
1,207	Vornado Realty Trust	95,775
6,000	Washington Real Estate Investment Trust	200,580
4,470	WP Carey, Inc.	306,240

		780,359

Health Care REITs — 0.9%
4,207	Care Capital Properties, Inc.	101,894

Home Furnishing — 0.4%
150	Mohawk Industries, Inc. *	37,349

Home Improvement Retail — 3.8%
325	Home Depot, Inc./The (1)	48,620
20,000	Kingfisher PLC ADR	157,500
2,600	Lowe’s Cos., Inc. (1)	201,240

		407,360

Homebuilding — 2.9%
1,483	Gafisa SA ADR	11,226
50	NVR, Inc. *	130,522
4,500	Toll Brothers, Inc.	173,655

		315,403

Hotel & Resort REITs — 0.9%
5,200	Summit Hotel Properties, Inc.	93,236

Hotels, Resorts & Cruise Lines — 4.0%
4,319	InterContinental Hotels Group PLC ADR	245,146
3,024	Ryman Hospitality Properties, Inc.	189,272

		434,418

Industrial REITs — 3.0%
3,000	EastGroup Properties, Inc.	261,540
2,000	Monmouth Real Estate Investment Corp.	30,820
1,000	STAG Industrial, Inc.	27,290

		319,650

Integrated Telecommunication Services — 2.6%
2,000	SBA Communications Corp., Class A *	275,100

Mortgage REITs — 2.7%
13,500	Annaly Capital Management, Inc.	162,405
3,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,075
4,534	Ladder Capital Corp.	59,667

		294,147

Office REITs — 8.7%
1,850	Alexandria Real Estate Equities, Inc.	224,313
2,450	Boston Properties, Inc.	296,229
3,000	Douglas Emmett, Inc.	114,780
604	JBG SMITH Properties *	21,412
2,720	SL Green Realty Corp.	280,894

		937,628

Real Estate Development — 0.7%
770	China Overseas Land & Investment Ltd. ADR	78,379

Real Estate Operating Companies — 4.4%
9,205	Farmland Partners, Inc.	82,201
9,700	Gladstone Land Corp.	117,273
5,046	IRSA Inversiones y Representaciones SA ADR	112,324
2,950	IRSA Propiedades Comerciales SA ADR	159,418

		471,216

Regional Banks — 3.1%
1,480	PacWest BanCorp	71,070
18,000	Regions Financial Corp.	262,800

		333,870

Residential REITs — 4.5%
1,300	AvalonBay Communities, Inc.(1)	250,055
900	Essex Property Trust, Inc.	235,530

		485,585

Restaurants — 0.9%
32,994	Luby’s, Inc. *	94,693

Retail REITs — 5.2%
4,985	Acadia Realty Trust	148,254
5,000	Brixmor Property Group, Inc.	97,950
4,000	National Retail Properties, Inc.	159,920
500	Simon Property Group, Inc. (1)	79,250
3,000	Tanger Factory Outlet Centers, Inc.	79,290

		564,664

Specialized REITs — 17.2%
350	CoreCivic, Inc.	9,695
2,000	Crown Castle International Corp.	201,160
1,200	CyrusOne, Inc.	71,652
2,095	DuPont Fabros Technology, Inc.	130,581
5,100	Extra Space Storage, Inc.	405,450
6,000	Global Self Storage, Inc.	29,460
2,000	HCP, Inc.	63,300
7,717	Host Hotels & Resorts, Inc.	143,999
5,000	Pebblebrook Hotel Trust	168,350
3,600	QTS Realty Trust, Inc., Class A	192,492
2,750	Ventas, Inc.	185,213
1,250	Welltower, Inc. (1)	91,738
5,000	Weyerhaeuser Co.	165,100

		1,858,190

See accompanying notes to schedules of investments.

Thrifts & Mortgage Finance — 1.8%
8,675	Harleysville Financial Corp.	197,356

Wireless Telecommunication Services — 3.2%
2,500	American Tower Corp., Class A	340,825

Total Common Stocks (Cost $7,319,184)		10,544,453

Exchange-Traded Funds — 2.1%
8,500	Guggenheim China Real Estate ETF	232,985

Total Exchange-Traded Funds (Cost $144,153)		232,985

Short-Term Investments — 0.2%
21,394	Federated Government Obligations Fund, Class Institutional, 0.87%(2)	21,394

Total Short-Term Investments (Cost $21,394)		21,394

Total Investments (Cost $7,484,731) — 100.1%		10,798,832

Liabilities in Excess of Other Assets — (0.1)%		(15,122)

Net Assets — 100.0%		$10,783,710

*	Non-income producing security.
(1)	Subject to call options written.
(2)	Rate disclosed is the seven day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

Schedule of Written Options – July 31, 2017 (Unaudited)

Written Call Options — (0.1%)
Contracts		Fair Value
(13)	AvalonBay Communities, Inc., Strike Price: $195, Expiration 10/20/17	$(5,070)
(3)	Home Depot, Inc., Strike Price: $165, Expiration 1/19/18	(519)
(26)	Lowe’s Cos., Inc., Strike Price: $87.50, Expiration 10/20/17	(988)
(5)	Simon Property Group, Inc., Strike Price: $230, Expiration 1/19/18	(55)
(12)	Welltower, Inc., Strike Price: $75, Expiration 9/15/17	(540)

Total Written Call Options (Premiums Received $16,353)		$(7,172)

See accompanying notes to schedules of investments.

At July 31, 2017, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$8,802,418	$467,771	$2,238,205	$4,362,059	$3,728,260
Gross unrealized depreciation	(897,347)	(481,810)	(115,429)	(131,793)	(417,864)

Net unrealized appreciation (depreciation) on investments	$7,905,071	$(14,039)	$2,122,776	$4,230,266	$3,310,396

Tax cost of investments	$13,270,788	$2,752,712	$3,040,359	$11,686,044	$7,488,436

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

July 31, 2017

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Commonwealth International Series Trust (the “Trust”) can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017:

	Australia/New Zealand Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$15,618,364	$4,732,582	(2)	$—	$20,350,946
Corporate Bonds	632,670	—		—	632,670
Short-Term Investments	192,243	—		—	192,243

Total	$16,443,277	$4,732,582		$—	$21,175,859

	Africa Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$2,227,334	$—		$—	$2,227,334
Exchange-Traded Funds	352,626	—		—	352,626
Sovereign Bonds	—	15,343		—	15,343
Short-Term Investments	143,370	—		—	143,370

Total	$2,723,330	$15,343		$—	$2,738,673

	Japan Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$5,138,065	$—		$—	$5,138,065
Short-Term Investments	25,070	—		—	25,070

Total	$5,163,135	$—		$—	$5,163,135

	Global Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$14,735,346	$—		$—	$14,735,346
Call Options Purchased	219,100	—		—	219,100
Short-Term Investments	961,864	—		—	961,864

Total	$15,916,310	$—		$—	$15,916,310

	Real Estate Securities Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$10,544,453	$—		$—	$10,544,453
Exchange-Traded Funds	232,985	—		—	232,985
Short-Term Investments	21,394	—		—	21,394

Total	$10,798,832	$—		$—	$10,798,832

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.
(2)	Consists of holdings: South Port New Zealand Ltd. and Briscoe Group Ltd. listed under New Zealand.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and forwards. Please refer to Derivative Investments for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(11,200)	$—	$—	$(11,200)
Real Estate Securities Fund
Written Options	$(7,172)	$—	$—	$(7,172)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met and classified in Level 2. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2016 to July 31, 2017:

	Australia/ New Zealand Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$—	$656,460	$413,117
Transfers out of Level 1	(559,588)	—	—

Net Transfers in (out) of Level 1	$(559,588)	$656,460	$413,117

Transfers into Level 2	$559,588	$—	$—
Transfers out of Level 2	—	(656,460)	(413,117)

Net Transfers in (out) of Level 2	$559,588	$(656,460)	$(413,117)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/27/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/27/2017